Note 18 - Derivatives - Derivatives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Gain on derivative instruments, net (Note 18)	$ 326	$ 13,767
Cross-Currency Swap [Member]
Gain on derivative instruments, net (Note 18)	0	13,702
Interest Rate Swap [Member]
Gain on derivative instruments, net (Note 18)	983	0
FX Option, Zero Cost Collar [Member]
Gain on derivative instruments, net (Note 18)	0	(2,995)
Foreign Currency Options [Member]
Gain on derivative instruments, net (Note 18)	(362)	0
Foreign Exchange Forward [Member]
Gain on derivative instruments, net (Note 18)	$ (295)	$ 3,060